SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Aug. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Description of Business
Accenture is a leading global professional services company, providing a broad range of services and solutions across Strategy & Consulting, Technology, Operations, Industry X and Song. We serve clients in three geographic markets: North America, EMEA (Europe, Middle East and Africa) and Growth Markets. We combine our strength in technology and leadership in cloud, data and AI with unmatched industry experience, functional expertise and global delivery capability to help the world’s leading businesses, governments and other organizations build their digital core, optimize their operations, accelerate revenue growth and enhance citizen services—creating tangible value at speed and scale.
Basis of Presentation
The Consolidated Financial Statements include the accounts of Accenture plc, an Irish company, and our controlled subsidiary companies. Accenture plc is an Irish public limited company, which operates its business through its subsidiaries.
The shares of Accenture Canada Holdings Inc. held by persons other than us are treated as noncontrolling interests in the Consolidated Financial Statements. The noncontrolling interests were less than 1% as of August 31, 2023 and 2022, respectively.
All references to years, unless otherwise noted, refer to our fiscal year, which ends on August 31. For example, a reference to “fiscal 2023” means the 12-month period that ended on August 31, 2023. All references to quarters, unless otherwise noted, refer to the quarters of our fiscal year.
The preparation of the Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the Consolidated Financial Statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that we may undertake in the future, actual results may be different from those estimates.
Revenue Recognition
We account for revenue in accordance with FASB ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606).
Performance Obligations
A performance obligation is a promise in a contract to transfer a distinct good or service to the client and is the unit of accounting in Topic 606. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. For contracts with multiple performance obligations, we allocate the contract’s transaction price to each performance obligation based on the relative standalone selling price. The primary method used to estimate standalone selling price is the expected cost plus a margin approach, under which we forecast our expected costs of satisfying a performance obligation and then add an appropriate margin for that distinct good or service based on margins for similar services sold on a standalone basis. While determining relative standalone selling price and identifying separate performance obligations require judgment, generally relative standalone selling prices and the separate performance obligations are readily identifiable as we sell those performance obligations unaccompanied by other performance obligations. Contract modifications are routine in the performance of our contracts. Contracts are often modified to account for changes in the contract specifications, requirements or duration. If a contract modification results in the addition of performance obligations priced at a standalone selling price or if the post-modification services are distinct from the services provided prior to the modification, the modification is accounted for separately. If the modified services are not distinct, they are accounted for as part of the existing contract.
Our revenues are derived from contracts for managed services, technology integration consulting services and non-technology integration consulting services. These contracts have different terms based on the scope, performance obligations and complexity of the engagement, which frequently require us to make judgments and estimates in recognizing revenues. We have many types of contracts, including time-and-materials contracts, fixed-price contracts, fee-per-transaction contracts and contracts with multiple fee types.
The nature of our contracts gives rise to several types of variable consideration, including incentive fees. Many contracts include incentives or penalties related to costs incurred, benefits produced or adherence to schedules that may increase the variability in revenues and margins earned on such contracts. These variable amounts generally are awarded or refunded upon achievement of or failure to achieve certain performance metrics, milestones or cost targets and can be based upon client discretion. We include these variable fees in the estimated transaction price when there is a basis to reasonably estimate the amount of the fee and it is not probable a significant reversal of revenue will occur. These estimates reflect the expected value of the variable fee and are based on an assessment of our anticipated performance, historical experience and other information available at the time.
Our performance obligations are satisfied over time as work progresses or at a point in time. The majority of our revenues are recognized over time based on the extent of progress towards satisfying our performance obligations. The selection of the method to measure progress towards completion requires judgment and is based on the contract and the nature of the services to be provided.
Managed Services Contracts
Our managed services contracts typically span several years. Revenues are generally recognized on managed services contracts over time because our clients benefit from the services as they are performed. Managed services contracts require us to provide a series of distinct services each period over the contract term. Revenues from unit-priced contracts are recognized as transactions are processed. When contractual billings represent an amount that corresponds directly with the value provided to the client (e.g., time-and-materials contracts), revenues are recognized as amounts become billable in accordance with contract terms.
Technology Integration Consulting Services
Revenues from contracts for technology integration consulting services where we design/redesign, build and implement new or enhanced systems and related processes for our clients are recognized over time as control of the system is transferred continuously to the client. Contracts for technology integration consulting services generally span six months to two years. Generally, revenue, including estimated fees, is recognized using costs incurred to date relative to total estimated costs at completion to measure progress toward satisfying our performance obligations. Incurred cost represents work performed, which corresponds with, and thereby best depicts, the transfer of control to the client.
Non-Technology Integration Consulting Services
Our contracts for non-technology integration consulting services are typically less than one year in duration. Revenues are generally recognized over time as our clients benefit from the services as they are performed, or the contract, for which the related services lack an alternative use, includes termination provisions enabling payment for performance completed to date. When contractual billings represent an amount that corresponds directly with the value provided to the client (e.g., time-and-materials contracts), revenues are recognized as amounts become billable in accordance with contract terms. Revenues from fixed-price contracts are generally recognized using costs incurred to date relative to total estimated costs at completion to measure progress toward satisfying our performance obligations. Incurred cost represents work performed, which corresponds with, and thereby best depicts, the transfer of control to the client. For non-technology integration consulting contracts which do not qualify to recognize revenue over time, we recognize revenues at a point in time when the client obtains control of the promised good or service.
Contract Estimates
Estimates of total contract revenues and costs are continuously monitored over the lives of our contracts, and recorded revenues and cost estimates are subject to revision as the contract progresses. If at any time the estimate of contract profitability indicates an anticipated loss on a technology integration consulting contract, we recognize the loss in the quarter it first becomes probable and reasonably estimable.
Contract Balances
The timing of revenue recognition, billings and cash collections results in Receivables, Contract assets, and Deferred revenues (Contract liabilities) on our Consolidated Balance Sheet. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones. In limited circumstances, we agree to extend financing to certain clients. The terms vary by contract, but generally payment for services is contractually linked to the achievement of specified performance milestones. Our receivables are rights to consideration that are conditional only upon the passage of time as compared to our contract assets, which are rights to consideration conditional upon additional factors. When we bill or receive payments from our clients before revenue is recognized, we record Contract liabilities. Contract assets and liabilities are reported on our Consolidated Balance Sheet on a contract-by-contract basis at the end of each reporting period.
For some managed services contracts, we receive payments for transition or set-up activities, which are deferred and recognized as revenue as the services are provided. These advance payments are typically not a significant financing component because they are used to meet working capital demands in the early stages of a contract and to protect us from the other party failing to complete its obligations under the contract. We elected the practical expedient to report revenues net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.
Employee Share-Based Compensation Arrangements
Share-based compensation expense is recognized over the requisite service period for awards of equity instruments to employees based on the grant date fair value of those awards expected to ultimately vest. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs from previous estimates.
Income Taxes
We calculate and provide for income taxes in each of the tax jurisdictions in which we operate. Deferred tax assets and liabilities, measured using enacted tax rates, are recognized for the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized. We establish liabilities or reduce assets when we believe tax positions are not more likely than not of being sustained if challenged. Recognized tax positions are measured at the largest amount of benefit greater than 50 percent likely of being realized. Each fiscal quarter, we evaluate tax positions and adjust the related tax assets and liabilities in light of changing facts and circumstances. We release stranded tax effects from Accumulated other comprehensive loss using the specific identification approach for our defined benefit plans and the portfolio approach for other items.
Translation of Non-U.S. Currency Amounts
Assets and liabilities of subsidiaries whose functional currency is not the U.S. dollar are translated into U.S. dollars at fiscal year-end exchange rates. Revenue and expense items are translated at average foreign currency exchange rates prevailing during the fiscal year. Translation adjustments are included in Accumulated other comprehensive loss. Gains and losses arising from intercompany foreign currency transactions that are of a long-term investment nature are reported in the same manner as translation adjustments.
Cash and Cash Equivalents
Cash and cash equivalents consist of all cash balances and liquid investments with original maturities of three months or less, including certificates of deposit and time deposits. As a result of certain subsidiaries’ cash management systems, checks issued but not presented to the banks for payment may create negative book cash balances. Such negative balances are classified as Current portion of long term debt and bank borrowings.
Allowance for Credit Losses—Client Receivables and Contract Assets
We record client receivables and contract assets at their face amounts less an allowance for credit losses. The allowance represents our estimate of expected credit losses based on historical experience, current economic conditions and certain forward-looking information. As of August 31, 2023 and 2022, the total allowances recorded for credit losses recorded for client receivables and contract assets was $26,343 and $25,786, respectively. The change in the allowance is primarily due to immaterial write-offs and changes in gross client receivables and contract assets.
Concentrations of Credit Risk
Our financial instruments, consisting primarily of cash and cash equivalents, foreign currency exchange rate instruments and client receivables, are exposed to concentrations of credit risk. We place our cash and cash equivalents and foreign exchange instruments with highly-rated financial institutions, limit the amount of credit exposure with any one financial institution and conduct ongoing evaluations of the credit worthiness of the financial institutions with which we do business. Client receivables are dispersed across many different industries and countries; therefore, concentrations of credit risk are limited.
Investments
All available-for-sale securities and liquid investments with an original maturity greater than three months but less than one year are considered to be Short-term investments. Non-current investments consist of equity securities in publicly-traded and privately-held companies and are accounted for using either the equity or fair value measurement alternative method of accounting (for investments without readily determinable fair values). Investments are periodically assessed for other-than-temporary impairment. If an investment is deemed to have experienced an other-than-temporary decline below its basis, we reduce the carrying amount of the investment to its estimated fair value.
Our non-current investments are as follows:

	August 31, 2023	August 31, 2022
Equity method investments	$23,985	$164,164
Investments without readily determinable fair values	173,458	153,808
Total non-current investments	$197,443	$317,972
For investments in which we can exercise significant influence but do not control, we use the equity method of accounting. Equity method investments are initially recorded at cost and our proportionate share of gains and losses of the investee are included as a component of Other income (expense), net.
As of August 31, 2022, our equity method investments consisted primarily of an investment in Duck Creek Technologies. On March 30, 2023, Duck Creek Technologies was acquired by Vista Equity Partners for $19.00 per share. As part of this transaction, we received proceeds of $400,355 and recorded a gain of $252,920 in Other income (expense), net during fiscal 2023.
For equity securities without a readily determinable fair value, we use the fair value measurement alternative and measure the securities at cost less impairment, if any, plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.
Depreciation and Amortization
See table below for summary of depreciation on fixed assets, deferred transition amortization, intangible assets amortization and operating lease cost for fiscal 2023 and 2022, respectively.

	Fiscal
	2023	2022
Depreciation	$620,659	$591,748
Amortization—Deferred transition	339,139	280,093
Amortization—Intangible assets	440,957	438,897
Operating lease cost	868,082	769,806
Other	12,248	7,672
Total depreciation, amortization and other	$2,281,085	$2,088,216
Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Depreciation of property and equipment is computed on a straight-line basis over the following estimated useful lives:

Computers, related equipment and software	2 to 7 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	Lesser of lease term or 15 years
Goodwill
Goodwill represents the excess of the purchase price of an acquired entity over the fair value of net assets acquired. We review the recoverability of goodwill by operating segment annually, or more frequently when indicators of impairment exist. Based on the results of our annual impairment analysis, we determined that no impairment existed as of August 31, 2023 or 2022, as each reportable segment’s estimated fair value substantially exceeded its carrying value.
Long-Lived Assets
Long-lived assets, including deferred contract costs and identifiable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. Recoverability of long-lived assets or groups of assets is assessed based on a comparison of the carrying amount to the estimated future net cash flows. If estimated future undiscounted net cash flows are less than the carrying amount, the asset is considered impaired and a loss is recorded equal to the amount required to reduce the carrying amount to fair value.
Intangible assets with finite lives are generally amortized using the straight-line method over their estimated economic useful lives, ranging from one to fifteen years.
Operating Expenses
Selected components of operating expenses are as follows:

	Fiscal
	2023	2022	2021
Research and development costs	$1,298,657	$1,123,296	$1,118,320
Advertising costs (1)	100,652	119,202	171,883
Provision for (release of) doubtful accounts (2)	3,856	(2,284)	6,199
(1)Advertising costs are expensed as incurred.
(2)For additional information, see “Allowance for Credit Losses—Client Receivables and Contract Assets.”
Business Optimization
During the second quarter of fiscal 2023, we initiated actions to streamline our operations, transform our non-billable corporate functions and consolidate our office space to reduce costs. We recorded $1,063,146 of business optimization costs during fiscal 2023, including $769,909 for employee severance and other personnel costs and $293,237 related to the consolidation of office space. Total business optimization costs by reportable operating segment are as follows:

Fiscal
2023
North America	$464,879
EMEA (1)	438,093
Growth Markets (1)	160,174
Total business optimization costs	$1,063,146
(1)During the first quarter of fiscal 2024, we revised the reporting of our geographic markets for the movement of our Middle East and Africa market units from Growth Markets to Europe, and the Europe market became our EMEA (Europe, Middle East and Africa) geographic market. Prior period amounts have been reclassified to conform with the new presentation.
We continue to expect to record total business optimization costs of approximately $1.5 billion related to these actions, with approximately $450 million in fiscal 2024 related primarily to employee severance. The actual amount and timing of severance and other personnel costs are dependent in part upon local country consultation processes and regulations and may differ from our current expectations and estimates.